Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	On April 3, 2026, Conduent Incorporated (the “Company”) filed with the U.S. Securities and Exchange Commission its Definitive Proxy Statement on Schedule 14A for its Annual Meeting of Shareholders (the “Original Proxy Statement”) to be held on May 14, 2026 (the “Annual Meeting”). The Company is filing this amended and restated Proxy Statement solely to correct an inadvertent clerical error regarding (i) the amount of audit fees for professional services rendered by PricewaterhouseCoopers LLP, the Company's registered independent public accounting firm, for fiscal year 2025 as reported in the table under “Principal Auditor Fees and Services” on page 56 of the Original Proxy Statement and (ii) the pagination of the Original Proxy Statement after page 31. There are no other changes to the Original Proxy Statement. The full text of the amended and restated Proxy Statement follows:
Entity Information [Line Items]
Entity Registrant Name	Conduent Incorporated
Entity Central Index Key	0001677703